Investment securities (Details 3) SFr in Millions	Dec. 31, 2014 CHF (SFr)
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	SFr 49
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	49
Gross unrealized losses, total	1
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	49
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	49
Gross unrealized losses, total	SFr 1